GOODWILL (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Gross carrying amount
Balance at beginning of period	$5,087	$4,990
Additions	181	290
Dispositions	—	(2)
Acquisitions through business combinations	325	—
Foreign currency translation	97	(191)
Balance at end of period	$5,690	$5,087
Accumulated amortization
Balance at beginning of period	$(861)	$(625)
Amortization expense	(140)	(262)
Dispositions	—	2
Foreign currency translation	(4)	24
Balance at end of period	$(1,005)	$(861)
Net book value	$4,685	$4,226

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balance at beginning of year	$2,216	$2,331
Acquisitions through business combinations	320	6
Foreign currency translation	(101)	(121)
Balance at end of period	$2,435	$2,216